THE LAZARD FUNDS, INC. (“LFI”)	LAZARD RETIREMENT SERIES, INC. (“LRS”)
Lazard Global Small Cap Equity Portfolio Lazard US Small Cap Equity Select Portfolio	Lazard Retirement Global Small Cap Equity Portfolio

Supplement to Current Statements of Additional Information

The following information supplements the information under the tables in "Management—Accounts Managed by the Portfolio Managers" in the LFI and LRS Statements of Additional Information:

Portfolio Manager	Registered Investment Companies ($)	Other Pooled Investment Vehicles ($)	Other Accounts ($)
Jason Katz†	N/A	N/A	N/A

Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees ($)
Jason Katz†	N/A	N/A
†	As of June 30, 2026.

The following information supplements the information under the table in "Management—Portfolio Managers—Portfolio Manager Ownership of Portfolio and Other Accounts Shares" in the LFI Statement of Additional Information:

As of June 30, 2026, Jason Katz owned beneficially interests in the Lazard US Small Cap Equity Select Portfolio as noted below:

Market Value of Portfolio Shares	Market Value of Other Accounts Shares	Aggregate Market Value in Strategy
$10,001-$50,000	None	$10,001-$50,000

As of June 30, 2026, Jason Katz did not own beneficially interests in the Lazard Global Small Cap Equity Portfolio or other accounts.

Dated: August 10, 2026